Net finance expense	6 Months Ended
Jun. 30, 2026
Net finance expense
Net finance expense

6.     Net finance expense

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m
Senior Facilities interest expense*	43	40	87	79
Net pension interest expense	2	1	3	2
Lease interest expense	6	6	11	12
Losses on derivative financial instruments	—	3	—	8
Foreign currency translation losses	4	1	5	2
Other net finance expense	7	8	13	12
Net finance expense before exceptional items	62	59	119	115
Exceptional net finance expense (note 5)	2	8	5	2
Net finance expense	64	67	124	117

*Includes interest related to Senior Secured Green Notes and Senior Green Notes and in the prior period, the Senior Secured Term Loan which was repaid in December 2025.

During the six months ended June 30, 2026, the Group recognized $11 million (2025: $12 million) of interest paid related to lease liabilities in cash used in operating activities in the unaudited consolidated interim statement of cash flows. Other net finance expense is primarily comprised of fees incurred on the Group’s receivables financing arrangements.